AdvisorShares Athena International Bear ETF (Prospectus Summary) | AdvisorShares Athena International Bear ETF
AdvisorShares Athena International Bear ETF

ADVISORSHARES TRUST

AdvisorShares Athena International Bear ETF

NYSE Arca Ticker: HDGI

Supplement dated January 30, 2014

to the Summary and Statutory Prospectuses

dated July 3, 2013

This supplement provides new and additional information beyond that contained in the
Summary and Statutory Prospectuses (together, the “Prospectuses”) for the AdvisorShares Athena International Bear ETF (the “Fund”) and should be read in conjunction with the Prospectuses.

Effective immediately, the following replaces the second paragraph under the heading “Principal Investment Strategies” on page 2 of the Prospectuses:

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

Principal Investment Strategies

Effective immediately, the following replaces the second paragraph under the heading “Principal Investment Strategies” on page 2 of the Prospectuses:

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.